Borrowings - Summary of Detailed Information About Assets Pledged as Security (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Pledge of assets:
- Inventories	€ 17,886	€ 20,333	€ 19,187
- Property, plant and equipment	10,566	10,535	9,345
- Trade receivables	2,450	2,566	2,493
- Other current asset	2,293	2,786
Total pledge of assets	€ 33,195	€ 36,220	€ 31,025